Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Assets and Liabilities, Lessee
The classification of our operating and finance leases in the Consolidated Balance Sheets is as follows:

		December 31,
($ in millions)	Balance Sheet Classification	2024	2023
Assets:
Operating ROU asset	Operating lease right-of-use assets	102	103
Finance ROU asset, net (1)	Other non-current assets	16	14
Total lease assets		118	117

Liabilities:
Operating lease liability, current	Other current liabilities	24	22
Finance lease liability, current	Other current liabilities	7	6
Operating lease liability, non-current	Operating lease liabilities	83	88
Finance lease liability, non-current	Other non-current liabilities	14	15
Total lease liabilities		128	131
(1) Finance ROU assets are recorded net of accumulated amortization of $16 million and $13 million at December 31, 2024 and 2023, respectively.

Schedule of Lease, Cost
Weighted-average remaining lease terms and discount rates are as follows:

	December 31,
	2024	2023
Weighted-Average Remaining Lease Term (in years)
Operating leases	2.59	2.86
Finance leases	3.13	3.43
Weighted-Average Discount Rate
Operating leases	2.34%	2.23%
Finance leases	5.06%	5.00%

Components of lease expense are as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Operating lease costs	30	30	30
Finance lease costs (1)	6	8	10
Short-term lease costs	23	19	11
Variable lease costs (2)	13	14	18
(1) Includes interest on lease liabilities of $1 million, $1 million, and $2 million, for the years ended December 31, 2024, 2023, and 2022, respectively.
(2) Includes immaterial amounts related to sublease income.

Finance lease costs include amortization expense as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Amortization expense of Finance ROU assets	5	7	9

Schedule of Finance Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2024 are as follows ($ in millions):

Year	Operating Leases	Finance Leases	Total (1)
2025	30	8	38
2026	25	7	33
2027	18	5	23
2028	14	2	16
2029	12	1	13
Thereafter	27	—	28
Total lease payments	126	23	149
Less: Imputed interest	(19)	(2)	(21)
Present value of lease liabilities	107	21	128
(1) The maturities above exclude leases that have not yet commenced.
Schedule of Cash Flow and Non-Cash Activity, Leases
Cash flow information and non-cash activity related to leases is as follows:

	For the year ended December 31,
($ in millions)	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	31	30	29
Financing cash flows from finance leases	6	8	9

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	24	7	7
Finance leases	7	—	3